Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes Of Employee Benefits Expense [line items]
Salary	kr 137,724,092	kr 166,406,417	kr 154,729,302
Termination beneﬁts	52,292,700	57,092,817
Annual variable remuneration provision earned for the year	173,318,213	177,605,460	48,399,226
Long-term variable compensation provision	72,156,402	53,409,265	62,256,169
Pension costs	29,384,898	33,116,563	34,759,447
Other beneﬁts	25,100,570	27,768,474	20,404,020
Social charges and taxes	83,929,137	85,776,085	64,768,431
Total	573,329,012	601,175,081	385,316,595
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	20,050,525	20,526,329	19,520,568
Annual variable remuneration provision earned for the year	22,373,471	15,036,644
Long-term variable compensation provision	21,996,809	19,780,629	31,708,587
Pension costs	10,151,804	10,151,804	10,151,804
Other beneﬁts	1,309,906	584,168	828,287
Social charges and taxes	23,754,624	20,762,202	19,546,145
Total	99,358,139	86,841,776	81,755,391
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	117,718,567	145,880,088	135,208,734
Termination beneﬁts	52,292,700	57,092,817
Annual variable remuneration provision earned for the year	150,081,742	162,568,816	48,399,226
Long-term variable compensation provision	50,159,593	33,628,636	30,547,582
Pension costs	19,233,094	22,964,759	24,607,643
Other beneﬁts	24,069,664	27,184,306	19,575,733
Social charges and taxes	60,174,513	65,013,883	45,222,286
Total	kr 473,393,873	kr 514,333,305	kr 303,561,204